Revenue and Segment Reporting (Details) - Schedule of disaggregation of revenue - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Revenue, Major Customer [Line Items]
Revenue from contracts with customers Total	¥ 411,319	¥ 370,909
General adult English training [Member]
Revenue, Major Customer [Line Items]
Revenue from contracts with customers Total	101,826	101,731
Overseas training services [Member]
Revenue, Major Customer [Line Items]
Revenue from contracts with customers Total	76,916	41,015
Online English training [Member]
Revenue, Major Customer [Line Items]
Revenue from contracts with customers Total	132,167	156,264
Junior English training [Member]
Revenue, Major Customer [Line Items]
Revenue from contracts with customers Total	48,334	55,156
Sales of goods [Member]
Revenue, Major Customer [Line Items]
Revenue from contracts with customers Total	44,446	11,389
Others English language-related services [Member]
Revenue, Major Customer [Line Items]
Revenue from contracts with customers Total	¥ 7,630	¥ 5,354